CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013		Dec. 31, 2012
Assets [Abstract]
Cash and cash equivalents	$ 495,227	$ 627,460		$ 440,237
Restricted cash	164,378	166,487		360,075
Operating real estate, net	2,327,914	2,369,505		1,390,546
Real estate debt investments, net (refer to Note 5)	1,158,058	1,031,078		1,832,231
Investments in private equity funds, at fair value (refer to Note 6)	571,903	586,018		0
Investments in and advances to unconsolidated ventures (refer to Note 7)	140,540	138,343		107,028
Real estate securities, available for sale (refer to Note 8)	961,135	1,035,075		1,108,393
Receivables	30,478	59,895		28,413
Receivables, related parties	29,169	25,262		23,706
Unbilled rent receivable	15,153	15,006		16,129
Derivative assets, at fair value	1,925	3,469		6,229
Deferred costs and intangible assets, net	87,771	83,490		88,836
Assets of properties held for sale	52,621	30,063		0
Other assets	136,963	145,053		78,128
Total assets	6,173,235	6,316,882	[1]	5,479,951	[1]
Liabilities and Equity [Abstract]
Mortgage and other notes payable	2,110,623	2,113,334		1,015,670
CDO bonds payable (refer to Note 9)	419,253	384,183		2,112,441
Securitization bonds payable	82,367	82,340		98,005
Credit facilities	62,030	70,038		61,088
Secured term loan		0		14,664
Exchangeable senior notes		0		35,611
Accounts payable and accrued expenses	61,618	68,418		40,224
Escrow deposits payable	104,421	90,929		90,032
Derivative liabilities, at fair value	30,717	52,204		170,840
Liabilities of assets held for sale	28,962	28,962		0
Other liabilities	73,732	73,874		86,075
Total liabilities	2,973,723	2,964,282	[2]	3,724,650	[2]
Commitments and contingencies
Stockholders' Equity Attributable to Parent [Abstract]
Preferred stock, $625,000 aggregate liquidation preference as of March 31, 2014, December 31, 2013 and 2012	625	625		625
Common stock, $0.01 par value, 9,000 shares authorized, 100 shares issued and outstanding as of March 31, 2014, December 31, 2013 and 2012	0	0		0
Additional paid-in capital	2,859,478	2,859,478		1,276,763
Retained earnings (accumulated deficit)	315,724	476,693		497,833
Accumulated other comprehensive income (loss)	(2,704)	(11,194)		(28,950)
Total NRFC Sub-REIT Corp. stockholders’ equity	3,173,123	3,325,602		1,746,271
Non-controlling interests	26,389	26,998		9,030
Total equity	3,199,512	3,352,600		1,755,301
Total liabilities and equity	6,173,235	6,316,882		5,479,951
Consolidated VIEs
Assets [Abstract]
Restricted cash	9,092	24,411		320,815
Operating real estate, net	4,920	4,945		344,056
Real estate debt investments, net (refer to Note 5)	43,542	44,298		1,478,503
Investments in and advances to unconsolidated ventures (refer to Note 7)		0		59,939
Real estate securities, available for sale (refer to Note 8)	559,447	644,015		1,015,972
Receivables	3,436	4,476		16,609
Unbilled rent receivable		0		2,125
Deferred costs and intangible assets, net		0		37,753
Other assets	1,560	269		12,689
Total assets	621,997	722,415		3,288,461
Liabilities and Equity [Abstract]
Mortgage and other notes payable		0		228,446
CDO bonds payable (refer to Note 9)	419,253	384,183		2,112,441
Secured term loan		0		14,664
Accounts payable and accrued expenses	2,313	2,686		13,626
Escrow deposits payable	22	22		67,406
Derivative liabilities, at fair value	30,717	52,204		170,840
Other liabilities	2,691	2,971		25,144
Total liabilities	$ 454,996	$ 442,066		$ 2,632,567

[1]	Assets of consolidated VIEs included in total assets:Restricted cash March 2014 $9,902, December 2013 $24,411, December 2012 $320,815Operating real estate, net March 2014 $4,920, December 2013 $4,945, December 2012 $344,056Real estate debt investments, net March $43,542, December 2013 $44,299, December 2012 $1,478,503Investments in and advances to unconsolidated ventures December 2013 $0, December 2012 $59,939Real estate securities, available for sale March 2014 $559,447, December 2013 $644,015, December 2012 $1,015,972Receivables, net of allowance March 2014 $3,436, December 2013 $4,476, December 2012 $16,609Unbilled rent receivable December 2013 $0, December 2012 $2,125Deferred costs and intangible assets, net December 2013 $0, December 2012 $37,753Other assets March 2014 $1,560, December 2013 $269, December 2012 $12,689Total assets of consolidated VIEs March 2014 $621,997, December 2013 $722,415, December 2012 $3,288,461
[2]	Liabilities of consolidated VIEs included in the total liabilities:Mortgage and other notes payable December 2013 $0, December 2012 $228,446CDO bonds payable March 2014 $419,253, December 2013 $384,183 December 2012 $2,112,441Secured term loan December 2013 $0, December 2012 $14,664Accounts payable and accrued expenses March 2014 $2,313, December 2013 $2,686, December 2012 $13,626Escrow deposits payable March 2014 $22, December 2013 $22, December 2012 $67,406Derivative liabilities, at fair value March 2014 $30,717, December 2013 $52,204, December 2012 $170,840Other liabilities March 2014 $2,691, December 2013 $2,971, December 2012 $25,144Total liabilities of consolidated VIEs March 2014 $454,996, December 2013 $442,066, December 2012 $2,632,567